Consolidating Condensed Financial Information - Additional Information (Details)	Dec. 31, 2017	Sep. 13, 2017	Apr. 17, 2017	Mar. 29, 2017	Dec. 31, 2015
7% Senior Notes
Condensed Financial Statements Captions [Line Items]
Interest rate (as a percent)	7.00%				7.00%
6% Senior Notes
Condensed Financial Statements Captions [Line Items]
Interest rate (as a percent)	6.00%	6.00%	6.00%	6.00%